UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21082

Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:	312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Quality Preferred Income Fund (JTP)
April 30, 2015 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value
	LONG-TERM INVESTMENTS – 137.4% (99.4% of Total Investments)
	CONVERTIBLE PREFERRED SECURITIES – 1.3% (0.9% of Total Investments)
	Banks – 1.3%
6,332	Wells Fargo & Company	7.500%		BBB	$ 7,717,125
	Total Convertible Preferred Securities (cost $7,537,319)				7,717,125

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETIAL PREFERRED – 48.0% (34.7% of Total Investments)
	Banks – 8.2%
18,000	Bank of America Corporation	6.375%		BB	$ 461,340
74,172	Citigroup Capital XIII	7.875%		BBB-	1,920,313
185,000	Citigroup Inc.	6.875%		BB+	5,035,700
62,000	City National Corporation	5.500%		Baa3	1,528,920
26,000	Fifth Third Bancorp.	6.625%		BB+	731,380
98,010	First Naigara Finance Group	8.625%		BB-	2,709,977
100,000	FirstMerit Corporation	5.875%		Baa3	2,491,000
18,400	HSBC Holdings PLC	8.000%		BBB+	483,184
10,000	HSBC Holdings PLC	6.200%		Baa2	253,900
150,000	HSBC USA Inc.	2.858%		BBB+	7,537,500
81,008	Merrill Lynch Preferred Capital Trust V	7.280%		Ba1	2,097,297
742,900	PNC Financial Services	6.125%		BBB-	20,845,774
25,950	Royal Bank of Scotland Group PLC	5.750%		B+	634,737
91,051	Wells Fargo & Company	5.850%		BBB	2,395,552
	Total Banks				49,126,574
	Capital Markets – 3.3%
25,200	Affiliated Managers Group Inc.	5.250%		BBB+	640,332
513,146	Deutsche Bank Capital Funding Trust II	6.550%		BBB-	13,757,444
43,925	Morgan Stanley Capital Trust IV	6.250%		Ba1	1,118,770
73,700	State Street Corporation	6.000%		BBB	1,879,350
37,000	State Street Corporation	5.900%		BBB	996,410
72,700	State Street Corporation	5.250%		BBB	1,800,052
	Total Capital Markets				20,192,358
	Diversified Financial Services – 3.0%
35,000	General Electric Capital Corporation	4.875%		AA+	896,350
9,000	General Electric Capital Corporation	4.700%		AA+	231,030
35,115	ING Groep N.V	7.375%		Ba1	898,242
624,000	ING Groep N.V	7.200%		Ba1	15,993,120
	Total Diversified Financial Services				18,018,742
	Diversified Telecommunication Services – 3.2%
143,506	Qwest Corporation	7.500%		BBB-	3,817,260
47,803	Qwest Corporation	7.375%		BBB-	1,253,395
101,300	Qwest Corporation	7.000%		BBB-	2,658,112
67,900	Qwest Corporation	7.000%		BBB-	1,786,449
77,156	Qwest Corporation	6.875%		BBB-	2,055,436
155,600	Qwest Corporation	6.125%		BBB-	3,932,012
144,342	Verizon Communications Inc.	5.900%		A-	3,869,809
	Total Diversified Telecommunication Services				19,372,473
	Electric Utilities – 3.9%
178,000	Alabama Power Company, (3)	6.450%		A3	4,817,125
91,819	Duke Energy Capital Trust II	5.125%		Baa1	2,304,657
14,903	Entergy Arkansas Inc.	5.750%		A-	375,854
22,668	Entergy Arkansas Inc.	4.750%		A-	544,939
15,000	Entergy Louisiana LLC	5.250%		A2	377,400
92,100	Integrys Energy Group Inc.	6.000%		Baa1	2,520,777
64,800	Interstate Power and Light Company	5.100%		BBB	1,637,496
250,999	NextEra Energy Inc.	5.125%		BBB	6,157,005
185,974	NextEra Energy Inc.	5.000%		BBB	4,476,394
5,102	PPL Capital Funding, Inc.	5.900%		BB+	128,213
	Total Electric Utilities				23,339,860
	Food Products – 0.5%
28,100	Dairy Farmers of America Inc., 144A, (3)	7.875%		Baa3	2,987,381
	Insurance – 12.4%
795,723	Aegon N.V	6.375%		Baa1	20,243,193
248,300	Aflac Inc.	5.500%		BBB+	6,254,677
93,814	Allstate Corporation	6.625%		BBB-	2,540,483
5,569	Allstate Corporation	6.250%		BBB-	146,186
6,700	Allstate Corporation	5.625%		BBB-	171,587
147,000	Allstate Corporation	5.100%		Baa1	3,844,050
57,100	American Financial Group	6.250%		Baa2	1,507,440
73,336	Arch Capital Group Limited	6.750%		BBB	1,980,805
10,965	Aspen Insurance Holdings Limited	7.250%		BBB-	291,011
156,458	Aspen Insurance Holdings Limited	5.950%		BBB-	4,025,664
226,594	Axis Capital Holdings Limited	6.875%		BBB	6,061,390
165,100	Axis Capital Holdings Limited	5.500%		BBB	4,079,621
231,787	Delphi Financial Group, Inc., (3)	7.376%		BBB-	5,765,702
125,430	Hartford Financial Services Group Inc.	7.875%		BBB-	3,923,450
46,984	PartnerRe Limited	5.875%		BBB+	1,182,117
166,360	Prudential PLC	6.750%		A-	4,328,687
104,100	Reinsurance Group of America Inc.	6.200%		BBB	2,984,547
86,839	Torchmark Corporation	5.875%		BBB+	2,249,130
126,900	W.R. Berkley Corporation	5.625%		BBB-	3,159,810
	Total Insurance				74,739,550
	Machinery – 1.0%
245,303	Stanley, Black, and Decker Inc.	5.750%		BBB+	6,208,619
	Media – 0.7%
163,689	Comcast Corporation	5.000%		A-	4,218,266
	Multi–Utilities – 0.7%
150,800	DTE Energy Company	6.500%		Baa1	4,015,804
	Real Estate Investment Trust – 9.2%
150,000	DDR Corporation	6.250%		Baa3	3,837,000
7,952	Digital Realty Trust Inc.	7.375%		Baa3	216,135
32,987	Digital Realty Trust Inc.	5.875%		Baa3	806,532
19,843	Health Care REIT, Inc.	6.500%		Baa3	512,942
145,700	Hospitality Properties Trust	7.125%		Baa3	3,760,517
4,634	Kimco Realty Corporation,	6.900%		Baa2	118,352
102,200	Kimco Realty Corporation,	5.625%		Baa2	2,514,120
55,924	National Retail Properties Inc.	6.625%		Baa2	1,462,413
12,235	PS Business Parks, Inc.	6.875%		Baa2	313,705
112,407	PS Business Parks, Inc.	6.450%		Baa2	2,904,597
199,493	PS Business Parks, Inc.	6.000%		Baa2	5,025,229
7,720	PS Business Parks, Inc.	5.700%		Baa2	189,680
220,328	Public Storage, Inc., (4)	5.900%		A	5,622,771
22,656	Public Storage, Inc.	6.350%		A	580,220
22,083	Public Storage, Inc.	5.875%		A	565,877
104,063	Public Storage, Inc.	5.750%		A	2,617,184
9,000	Public Storage, Inc.	5.625%		A	225,090
235,318	Public Storage, Inc.	5.200%		A	5,671,164
268,800	Realty Income Corporation	6.625%		Baa2	7,058,688
128,400	Regency Centers Corporation	6.625%		Baa3	3,322,992
132,139	Senior Housing Properties Trust	5.625%		BBB-	3,257,226
74,186	Ventas Realty LP	5.450%		BBB+	1,855,392
109,700	Vornado Realty Trust	5.700%		BBB-	2,687,650
	Total Real Estate Investment Trust				55,125,476
	U.S. Agency – 1.7%
32,500	AgriBank FCB, (3)	6.875%		BBB+	3,399,299
3,000	Cobank Agricultural Credit Bank, (3)	6.200%		BBB+	307,969
65,000	Farm Credit Bank of Texas, 144A, (3)	6.750%		Baa1	6,717,347
	Total U.S. Agency				10,424,615
	Wireless Telecommunication Services – 0.2%
18,300	Telephone and Data Systems Inc.	7.000%		BB+	472,140
28,000	Telephone and Data Systems Inc.	6.875%		BB+	709,800
	Total Wireless Telecommunication Services				1,181,940
	Total $25 Par (or similar) Retail Preferred (cost $275,759,462)				288,951,658

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 6.6% (4.7% of Total Investments)
	Banks – 2.0%
$ 10,000	JPMorgan Chase & Company	6.750%	12/31/49	BBB-	$ 10,923,000
1,200	Nordea Bank AB, 144A	5.500%	9/23/49	BBB	1,219,560
11,200	Total Banks				12,142,560
	Capital Markets – 1.2%
6,000	Credit Suisse Group AG, 144A	6.500%	8/08/23	BBB+	6,850,830
300	Macquarie Bank Limited, Reg S	10.250%	6/20/57	BB+	336,000
6,300	Total Capital Markets				7,186,830
	Construction & Engineering – 0.4%
2,500	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	2,655,825
	Insurance – 2.7%
1,900	AIG Life Holdings Inc., 144A	7.570%	12/01/45	BBB	2,569,750
5,000	AIG Life Holdings Inc., 144A	8.125%	3/15/46	BBB	7,150,000
900	AXA, Reg S	5.500%	12/31/49	A3	935,282
1,100	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB+	1,413,160
1,700	Mitsui Sumitomo Insurance Company Limited, 144A	7.000%	3/15/72	A-	2,044,250
1,870	Prudential PLC, Reg S	5.250%	3/23/63	A-	1,929,275
12,470	Total Insurance				16,041,717
	Multi–Utilities – 0.3%
500	RWE AG, Reg S	7.000%	10/12/72	BBB-	539,000
1,000	Wisconsin Energy Corporation	6.250%	5/15/67	A3	992,500
1,500	Total Multi-Utilities				1,531,500
$ 33,970	Total Corporate Bonds (cost $35,510,502)				39,558,432

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 80.6% (58.2% of Total Investments)
	Banks – 28.9%
23,850	Bank of America Corporation	8.000%	N/A (5)	BB	$ 25,489,688
200	Bank One Capital III	8.750%	9/01/30	Baa2	292,775
400	Barclays Bank PLC, 144A	6.860%	N/A (5)	BBB-	454,000
6,917	Barclays PLC	7.434%	N/A (5)	BB+	6,857,535
7,000	Barclays PLC	8.250%	N/A (5)	BB+	7,456,386
2,600	Citigroup Capital III	7.625%	12/01/36	BBB-	3,310,830
2,750	Citigroup Inc.	5.950%	N/A (5)	BB+	2,739,688
4,000	Citigroup Inc.	8.400%	N/A (5)	BB+	4,568,000
4,500	Citizens Financial Group Inc., 144A	5.500%	N/A (5)	BB+	4,449,375
3,800	CoreStates Capital Trust III, Series 144A	0.828%	2/15/27	A3	3,306,000
1,500	Credit Agricole SA, 144A	7.875%	N/A (5)	BB+	1,603,992
985	First Chicago NBD Institutional Capital I	0.790%	2/01/27	Baa2	842,175
3,500	Fulton Capital Trust I	6.290%	2/01/36	Baa3	3,473,750
1,515	Groupe BCPE	3.300%	N/A (5)	BBB-	1,265,025
16,950	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	BBB+	25,848,750
4,200	HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB	4,274,340
3,200	JPMorgan Chase & Company	6.000%	N/A (5)	BBB-	3,288,000
1,300	JPMorgan Chase & Company	5.150%	N/A (5)	BBB-	1,260,188
4,300	JPMorgan Chase Capital XXIII	1.257%	5/15/47	Baa2	3,466,875
2,000	KeyCorp Capital III	7.750%	7/15/29	Baa3	2,527,988
3,218	Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB	3,435,215
2,900	Lloyd’s Banking Group PLC, 144A	6.657%	N/A (5)	Ba2	3,313,250
2,300	Lloyd’s Banking Group PLC, 144A	6.413%	N/A (5)	Ba2	2,610,500
2	M&T Bank Corporation	6.375%	N/A (5)	Baa2	1,841,063
14,000	M&T Bank Corporation, (6)	6.875%	N/A (5)	BBB-	14,420,000
7,500	National Australia Bank	8.000%	N/A (5)	Baa1	8,100,000
7,100	PNC Financial Services Inc.	6.750%	N/A (5)	BBB-	7,980,400
4,300	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	BB-	5,482,500
2,000	Societe Generale, 144A	7.875%	N/A (5)	BB+	2,075,000
450	Societe Generale, 144A	1.006%	N/A (5)	BB+	415,125
2,700	Societe Generale, Reg S	7.875%	N/A (5)	BB+	2,801,250
5,050	Standard Chartered PLC, 144A	7.014%	N/A (5)	Baa2	5,731,750
8,025	Wells Fargo & Company	7.980%	N/A (5)	BBB	8,827,500
	Total Banks				173,808,913
	Capital Markets – 5.8%
3,100	Bank of New York Mellon Corporation	4.950%	N/A (5)	BBB	3,099,678
5,600	Charles Schwab Corporation	7.000%	N/A (5)	BBB	6,622,000
7,500	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB+	8,025,000
500	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB-	529,375
8,000	Deutsche Bank Capital Funding Trust V, 144A	4.901%	N/A (5)	Ba3	8,020,000
2,500	Goldman Sachs Group Inc.	5.700%	N/A (5)	BB+	2,512,500
800	Macquarie PMI LLC	8.375%	N/A (5)	Ba1	827,201
150	Morgan Stanley	5.550%	N/A (5)	BB	150,750
6,300	State Street Capital Trust IV	1.270%	6/15/37	A3	5,418,000
	Total Capital Markets				35,204,504
	Diversified Financial Services – 6.8%
25,400	General Electric Capital Corporation	7.125%	N/A (5)	A+	29,527,500
1,100	ING US Inc.	5.650%	5/15/53	Baa3	1,152,250
7,893	Rabobank Nederland, 144A	11.000%	N/A (5)	Baa1	10,142,505
	Total Diversified Financial Services				40,822,255
	Electric Utilities – 1.9%
7,200	Electricite de France, 144A	5.250%	N/A (5)	A-	7,542,000
2,400	FPL Group Capital Inc.	6.650%	6/15/67	BBB	2,376,072
1,500	PPL Capital Funding Inc.	6.700%	3/30/67	BB+	1,388,025
	Total Electric Utilities				11,306,097
	Insurance – 29.8%
698	Ace Capital Trust II	9.700%	4/01/30	A-	1,049,094
4,200	AG Insurance SA/NV, Reg S	6.750%	N/A (5)	BBB+	4,582,200
2,600	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	3,653,000
1,700	Allstate Corporation	5.750%	8/15/53	Baa1	1,853,000
3,600	American International Group, Inc.	8.175%	5/15/58	BBB	4,986,000
4,000	AXA SA	8.600%	12/15/30	A3	5,597,924
4,880	AXA SA, 144A	6.380%	N/A (5)	Baa1	5,471,700
8,395	Catlin Insurance Company Limited, 144A	7.249%	N/A (5)	BBB+	7,870,313
3,250	Dai-Ichi Life Insurance Company Ltd, 144A	7.250%	N/A (5)	A-	3,908,125
1,300	Dai-Ichi Life Insurance Company Ltd, 144A	5.100%	N/A (5)	A-	1,423,500
5,500	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	6,266,783
3,800	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A-	3,909,250
6,700	Liberty Mutual Group, 144A	7.000%	3/15/37	Baa3	6,909,375
7,060	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	8,684,506
2,500	Lincoln National Corporation	6.050%	4/20/67	BBB	2,387,500
6,300	MetLife Capital Trust IV, 144A, (6)	7.875%	12/15/37	BBB	8,347,500
600	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	895,500
12,650	National Financial Services Inc., (6)	6.750%	5/15/37	Baa2	13,472,250
4,100	Nippon Life Insurance Company, 144A	5.100%	10/16/44	A-	4,479,250
2,225	Oil Insurance Limited, 144A	3.255%	N/A (5)	Baa1	1,913,500
19,100	Prudential Financial Inc., (6)	5.625%	6/15/43	BBB+	20,389,250
1,125	Prudential Financial Inc.	5.875%	9/15/42	BBB+	1,220,625
7,100	Prudential PLC, Reg S	6.500%	N/A (5)	A-	7,310,870
15,075	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	16,921,688
10,000	Sompo Japan Insurance, 144A	5.325%	3/28/73	A-	10,901,000
2,500	Sumitomo Life Insurance Company, 144A	6.500%	9/20/73	A3	2,960,000
4,000	Swiss Re Capital I, 144A	6.854%	N/A (5)	A	4,180,000
2,800	Swiss Re Capital I, Reg S	6.854%	N/A (5)	A	2,926,000
9	XLIT Limited	3.687%	N/A (5)	BBB-	7,592,875
6,970	ZFS Finance USA Trust V, 144A	6.500%	5/09/37	A	7,388,200
	Total Insurance				179,450,778
	Machinery – 0.3%
1,500	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	1,627,500
	Multi–Utilities – 0.7%
2,300	Dominion Resources Inc., (6)	7.500%	6/30/66	BBB	2,331,280
2,000	Dominion Resources Inc.	2.571%	9/30/66	BBB	1,840,059
	Total Multi-Utilities				4,171,339
	Real Estate Investment Trust – 0.2%
950	Sovereign Capital Trusts	7.908%	6/13/36	Ba1	993,624
	Road & Rail – 2.1%
10,900	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	12,412,374
	Thrifts & Mortgage Finance – 0.3%
2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	N/A (5)	BBB-	2,022,503
	U.S. Agency – 0.7%
3	Farm Credit Bank of Texas	10.000%	N/A (5)	Baa1	4,229,812
	Wireless Telecommunication Services – 3.1%
16	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB-	19,024,374
	Total $1,000 Par (or similar) Institutional Preferred (cost $437,278,641)				485,074,073

Shares	Description (1), (7)				Value
	INVESTMENT COMPANIES – 1.2% (0.9% of Total Investments)
252,950	Blackrock Credit Allocation Income Trust IV				$ 3,424,943
198,566	John Hancock Preferred Income Fund III				3,655,600
	Total Investment Companies (cost $9,446,348)				7,080,543
	Total Long–Term Investments (cost $765,532,272)				828,381,831

Principal
Amount (000)	Description (1)		Coupon	Maturity	Value
	SHORT–TERM INVESTMENTS – 0.9% (0.6% of Total Investments)
	REPURCHASE AGREEMENTS – 0.9% (0.6% of Total Investments)
$ 5,199	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/15, repurchase price $5,199,161, collateralized by $5,155,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $5,303,206		0.000%	5/01/15	$ 5,199,161
	Total Short–Term Investments (cost $5,199,161)				5,199,161
	Total Investments (cost $770,731,433) – 138.6%				833,580,992
	Borrowings – (39.1)% (8), (9)				(235,000,000)
	Other Assets Less Liabilities – 0.5% (10)				3,031,768
	Net Assets Applicable to Common Shares – 100%				$ 601,612,760

Investments in Derivatives as of April 30, 2015

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (11)	Date	(Depreciation)
JPMorgan	$ 67,587,000	Receive	1-Month USD-LIBOR-BBA	1.462%	Monthly	12/01/15	12/01/20	$ (676,390)
JPMorgan	67,587,000	Receive	1-Month USD-LIBOR-BBA	1.842	Monthly	12/1/2015	12/01/22	(1,114,766)
	$135,174,000							$ (1,791,156)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$7,717,125	$–	$–	$7,717,125
$25 Par (or similar) Retail Preferred	264,956,835	23,994,823	–	288,951,658
Corporate Bonds	–	39,558,432	–	39,558,432
$1,000 Par (or similar) Institutional Preferred	–	485,074,073	–	485,074,073
Investment Companies	7,080,543	–	–	7,080,543
Short-Term Investments:
Repurchase Agreements	–	5,199,161	–	5,199,161
Investments in Derivatives:
Interest Rate Swaps*	–	(1,791,156)	–	(1,791,156)
Total	$279,754,503	$552,035,333	$–	$831,789,836

  * Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2015, the cost of investments (excluding investments in derivatives) was $777,475,719.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2015, were as follows:

Gross unrealized:
Appreciation	67,359,994
Depreciation	(11,254,721)
Net unrealized appreciation (depreciation) of investments	56,105,273

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)	Perpetual security. Maturity date is not applicable.
(6)	Investment, or a portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $42,799,000.
(7)	A copy of the most recent financial statements for the investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(8)	Borrowings as a percentage of Total Investments is 28.2%.
(9)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings. As of the end of the reporting period, investments with a value of $477,121,026 have been pledged as collateral for borrowings.

(10)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
N/A	Not Applicable
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust
USD-LIBOR-BBA	United States Dollar – London Inter-Bank Offered Rate – British Bankers’ Association

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Quality Preferred Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date:  June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date:  June 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date:  June 29, 2015